Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position
	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2019	179,427	(97,280)	6,978	(5,375)	83,750
Additions/ Dry Docking Component	54	—	622	—	676
Impairment loss	(29,902)	—	—	—	(29,902)
Depreciation expense	—	(4,578)	—	(1,704)	(6,282)
Balance at December 31, 2019	149,579	(101,858)	7,600	(7,079)	48,242
Additions/ Dry Docking Component	18,028	—	4,283	—	22,311
Impairment loss	(4,615)	—	—	—	(4,615)
Depreciation expense	—	(2,253)	—	(1,335)	(3,588)
Balance at December 31, 2020	162,992	(104,111)	11,883	(8,414)	62,350
Additions/ Dry Docking Component	70,746	—	4,044	—	74,790
Depreciation expense	—	(3,665)	—	(2,751)	(6,416)
Balance at December 31, 2021	233,738	(107,776)	15,927	(11,165)	130,724

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the year ended December 31,
	2021	2020	2019
Vessels depreciation	3,665	2,253	4,578
Depreciation on office furniture and equipment	39	33	31
Depreciation of right of use asset	206	112	112
Total	3,910	2,398	4,721

Vessels, net - Impairment loss

Vessel	For the year ended December 31,
	2020	2019
m/v River Globe	(332)	(6,920)
m/v Sky Globe	(1,231)	(8,074)
m/v Star Globe	(460)	(7,197)
m/v Sun Globe	(2,013)	(4,797)
m/v Moon Globe	(579)	(2,914)
Impairment loss	(4,615)	(29,902)